12. Judicial deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
JudicialDepositsLineItems [Line Items]
Non-current portion	R$ 1,345,113	R$ 1,366,576
Civil [Member]
JudicialDepositsLineItems [Line Items]
Non-current portion	334,028	344,204
Labor [Member]
JudicialDepositsLineItems [Line Items]
Non-current portion	492,000	493,705
Tax [Member]
JudicialDepositsLineItems [Line Items]
Non-current portion	299,310	286,375
Regulatory [Member]
JudicialDepositsLineItems [Line Items]
Non-current portion	111	111
Online attachment [Member]
JudicialDepositsLineItems [Line Items]
Non-current portion	R$ 219,664	R$ 242,181